PREPAID EXPENSES AND OTHER CURRENT ASSETS - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Tables)	6 Months Ended
Jun. 30, 2019
Diamond S Shipping
Schedule of prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following as of June 30, 2019 and December 31, 2018:

	June 30,	December 31,
	2019	2018
Advances to Capital Ship Management Corp. (“CSM”)	$3,111	$—
Advances to technical managers	161	578
Insurance claims receivable	553	697
Prepaid insurance	1,621	580
Advances to agents	899	549
Deferred voyage costs	2,184	—
Other	2,057	1,327
Total prepaid expenses and other current assets	$10,586	$3,731